Total Capital and Net Income (Loss) Per Unit Narrative (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Class of Stock [Line Items]
Managing member or general partner, ownership interest			2.00%
Partners' capital account, distributions			$ 35,611
Public
Class of Stock [Line Items]
Members or limited partners, ownership interest			68.30%
Preferred Units | Limited Partners
Class of Stock [Line Items]
Partners' capital account, distributions	$ 6,400	$ 2,800	$ 12,851	$ 5,500
Common Units
Class of Stock [Line Items]
Common stock, dividends, declared (in USD per share)	$ 0.4625	$ 0.4625	$ 0.4625	$ 0.4625
Common Units | Limited Partners
Class of Stock [Line Items]
Partners' capital account, distributions			$ 22,305